As filed with the Securities and Exchange Commission on December 19, 2014

Securities Act Registration No. 333-196273

Investment Company Act Reg. No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4
(Check appropriate box or boxes.)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland CA 94612

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Heather Harker

General Counsel

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

W. Thomas Conner

Reed Smith LLP

1301 K Street, NW

Washington, DC 20005

Phone: (202) 414-9208

Facsimile: (202) 414-9299

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 18, 2015 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is being made to designate a new effective date for the Trust’s Rule 485(a) Post-Effective Amendment No. 2 filed with the commission on October 6, 2014. Such filing was scheduled to be effective on December 20, 2014, and shall be delayed until January 18, 2015.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of Post-Effective Amendment No. 2 filed October 6, 2014 in their entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, State of California, on the 19th of December, 2014.

/s/ Nicholas D. Gerber
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Nicholas D. Gerber	CEO, President, and Trustee (Principal Executive Officer)	December 19, 2014

/s/ Howard Mah	Chief Financial Officer (Principal Financial and Accounting Officer), Treasurer, and Trustee	December 19, 2014

/s/ Andrew F. Ngim*	Trustee	December 19, 2014

/s/ Stuart Crumbaugh*	Independent Trustee	December 19, 2014

/s/ Jeremy Henderson*	Independent Trustee	December 19, 2014

/s/ John Schwartz*	Independent Trustee	December 19, 2014

/s/ H. Abram Wilson*	Independent Trustee	December 19, 2014

*	Signed by Nicholas D. Gerber and Howard Mah pursuant to a power of attorney signed by each of the Trustees and filed as part of the Registration Statement on Form N-1A filed on June 27, 2014.